Cover	Jun. 17, 2025
Cover [Abstract]
Entity Registrant Name	Concrete Leveling Systems, Inc.
Entity Central Index Key	0001414382
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 17, 2025
Entity File Number	000-53048
Entity Incorporation State Country Code	OH
Entity Tax Identification Number	26-0851977
Entity Address Address Line 1	5046 E. Boulevard
Entity Address Address Line 2	NW
Entity Address City Or Town	Canton
Entity Address State Or Province	OH
Entity Address Postal Zip Code	44718
City Area Code	330
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	966-8120
Security 12b Title	Common Stock
Trading Symbol	CLEV